UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22026
Gabelli SRI Green Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: March 31
Date of reporting period: September 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
Gabelli SRI Green Fund, Inc.
Semi-Annual Report
September 30, 2009
To Our Shareholders,
     Thank you for your investment in the Gabelli SRI Green Fund, Inc. (the “Fund”).
     For the six months ended September 30, 2009, the Fund’s (Class AAA) total return was 52.6% compared with 45.1% and 44.6% for the FTSE KLD Global Sustainability Index and MSCI AC World Index, respectively.
     Enclosed are the investment portfolio and financial statements as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)(d)

							Since
			Six				Inception
	Quarter		Months		1 Year		(6/1/07)
Gabelli SRI Green Fund Class AAA	18.68%		52.61%		19.09%		(2.54)%
FTSE KLD Global Sustainability Index	18.81		45.09		(0.30)		(13.66	)*
MSCI AC World Index	17.99		44.58		0.53		(10.92)
Class A	18.70		52.45		19.04		(2.53)
	11.88	(b)	43.69	(b)	12.19	(b)	(4.97	)(b)
Class C	18.46		51.97		18.31		(3.20)
	17.46	(c)	50.97	(c)	17.31	(c)	(3.20)
Class I	18.78		52.69		19.39		(2.29)
In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 11.07%, 11.07%, 11.82%, and 10.82%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through July 31, 2010 are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The FTSE KLD Global Sustainability Index is a broadly diversified, sector-neutral global benchmark based on environmental, social, and governance rankings. The MSCI AC World Index is a market capitalization weighted index representing both developed and emerging markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, six month, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(d)	The Fund’s fiscal year end is March 31.

*	From September 28, 2007, the inception date of the FTSE KLD Global Sustainability Index.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli SRI Green Fund, Inc.
Disclosure of Fund Expenses (Unaudited)

For the Period from April 1, 2009 through September 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	04/01/09	09/30/09	Ratio	Period*

Gabelli SRI Green Fund, Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,526.10	2.02%	$12.79
Class A	$1,000.00	$1,524.50	2.02%	$12.78
Class C	$1,000.00	$1,519.70	2.77%	$17.50
Class I	$1,000.00	$1,526.90	1.77%	$11.21

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.94	2.02%	$10.20
Class A	$1,000.00	$1,014.94	2.02%	$10.20
Class C	$1,000.00	$1,011.18	2.77%	$13.97
Class I	$1,000.00	$1,016.19	1.77%	$8.95

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of September 30, 2009:
Gabelli SRI Green Fund, Inc.

Efficiency	17.3%
Solar	12.2%
Alternative Generation and Utilities	11.9%
Batteries and Transportation	11.0%
Smart Grid	9.5%
Water	9.2%
Wind	8.7%
Corporate Sustainability	7.8%
Natural Resources	5.5%
Biofuels	2.5%
Environmental Services	1.9%
Other	1.5%
Other Assets and Liabilities (Net)	1.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended June 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Green Fund, Inc.
Schedule of Investments — September 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS— 99.0%
	Alternative Generation and Utilities — 11.9%
700	Acciona SA	$76,915	$95,265
20,000	Arrow Energy Ltd.†	65,645	75,516
6,000	Boralex Inc., Cl. A†	51,928	50,437
25,000	Canadian Hydro Developers Inc.†	113,185	119,432
3,000	Companhia Energetica de Minas Gerais, ADR	39,197	45,600
14,000	EDP Renovaveis SA†	125,972	153,960
10,000	Iberdrola Renovables SA	41,655	49,169
60,000	Infigen Energy	70,690	79,927

		585,187	669,306

	Batteries and Transportation — 11.0%
15,000	A123 Systems Inc.†	285,661	319,800
10,000	BYD Co. Ltd., Cl. H†	47,625	82,386
50,000	Ecotality Inc.†	8,225	9,375
10,000	GS Yuasa Corp.	74,859	91,350
4,000	Maxwell Technologies Inc.†	67,243	73,720
1,000	Sociedad Quimica y Minera de Chile SA, ADR	36,258	39,130

		519,871	615,761

	Biofuels — 2.5%
6,000	Cosan Ltd., Cl. A†	42,910	47,400
1,000	Novozymes A/S, Cl. B	82,777	94,111

		125,687	141,511

	CORPORATE SUSTAINABILITY — 7.8%
	Food and Beverage — 4.6%
900	Dr. Pepper Snapple Group Inc.†	15,013	25,875
1,500	Nestlé SA	53,377	63,920
1,500	The Hain Celestial Group Inc.†	24,250	28,755
2,000	United Natural Foods Inc.†	46,256	47,840
3,000	Whole Foods Market Inc.†	56,755	91,470

		195,651	257,860

	Health Care — 2.0%
2,500	Mead Johnson Nutrition Co., Cl. A	93,416	112,775

	Other — 1.2%
3,500	Climate Exchange plc†	36,727	46,259
400	SAP AG	16,539	19,480

		53,266	65,739

	TOTAL CORPORATE SUSTAINABILITY	342,333	436,374

	EFFICIENCY — 17.3%
	Computer Software and Services — 5.6%
900	Apple Inc.†	138,251	166,833
5,000	STEC Inc.†	120,305	146,950

		258,556	313,783

	Other — 10.9%
4,000	Aixtron AG, ADR	63,345	109,240
2,500	Autonomy Corp. plc†	51,039	65,085
6,000	Cree Inc.†	179,862	220,500
2,500	Johnson Controls Inc.	40,664	63,900
10,000	Lime Energy Co.†	55,000	55,500
4,000	Veeco Instruments Inc.†	94,474	93,280

		484,384	607,505

	Retail — 0.8%
500	Amazon.com Inc.†	40,416	46,680

	TOTAL EFFICIENCY	783,356	967,968

	Environmental Services — 1.9%
20,000	Headwaters Inc.†	77,647	77,400
1,200	Republic Services Inc.	22,870	31,884

		100,517	109,284

	Natural Resources — 5.5%
30,000	Geomet Inc.†	40,368	50,700
15,000	Horsehead Holding Corp.†	165,637	175,800
5,000	Sino-Forest Corp.†	72,147	78,971

		278,152	305,471

	OTHER — 1.5%
	Cable and Satellite — 0.3%
800	Cablevision Systems Corp., Cl. A	11,515	19,000

	Financial Services — 1.2%
1,500	American Express Co.	32,178	50,850
1,000	The Blackstone Group LP	4,438	14,200

		36,616	65,050

	TOTAL OTHER	48,131	84,050

	SMART GRID — 9.5%
	Computer Software and Services — 5.2%
10,000	Telvent GIT SA	220,012	289,800

	Other — 0.3%
200	Valmont Industries Inc.	12,283	17,036

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	SMART GRID (Continued)
	Utilities — 4.0%
2,500	ABB Ltd., ADR	$40,200	$50,100
5,000	Comverge Inc.†	47,122	61,050
2,500	EnerNOC Inc.†	57,435	82,900
1,500	Quanta Services Inc.†	30,141	33,195

		174,898	227,245

	TOTAL SMART GRID	407,193	534,081

	Solar — 12.2%
5,000	Abengoa SA	125,878	144,726
1,500	Applied Materials Inc.	13,065	20,100
500	First Solar Inc.†	76,594	76,430
1,000	Phoenix Solar AG	55,051	59,573
1,300	Roth & Rau AG†	39,525	49,538
1,300	SMA Solar Technology AG	108,725	133,280
3,000	Solar Millennium AG†	73,628	103,606
3,000	Trina Solar Ltd., ADR†	93,807	96,510

		586,273	683,763

	Water — 9.2%
1,000	American Water Works Co. Inc.	18,375	19,940
2,000	Andritz AG	87,066	99,742
100,000	Carnegie Corp. Ltd.†	19,200	19,850
4,000	Duoyuan Global Water Inc., ADR†	111,209	133,200
7,000	Pure Technologies Ltd.†	22,209	26,152
4,500	RINO International Corp.†	58,120	95,130
1,800	Veolia Environnement	59,460	68,986
2,000	WaterFurnace Renewable Energy Inc.	46,178	50,589

		421,817	513,589

	Wind — 8.7%
4,000	American Superconductor Corp.†	83,431	134,160
10,000	Catch the Wind Ltd.†	15,366	15,411
35,000	China High Speed Transmission Equipment Group Co. Ltd	57,662	71,806
40,000	China Wind Systems Inc.†	37,855	56,800
35,000	Clipper Windpower plc†	75,800	97,048
5,000	Gamesa Corporacion Tecnologica SA	110,503	112,020

		380,617	487,245

	TOTAL COMMON STOCKS	4,579,134	5,548,403

	TOTAL INVESTMENTS — 99.0%	$4,579,134	5,548,403

	Other Assets and Liabilities (Net) — 1.0%		54,916

	NET ASSETS — 100.0%		$5,603,319

†	Non-income producing security.
ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	49.8%	$2,765,691
Europe	34.3	1,904,907
Latin America	7.8	433,646
Asia/Pacific	6.4	352,810
Japan	1.7	91,349

	100.0%	$5,548,403

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Statement of Assets and Liabilities
September 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $4,579,134)	$5,548,403
Deposit at broker	1,890
Cash	145,794
Receivable for investments sold	528,766
Receivable for Fund shares sold	66,239
Receivable from Adviser	21,551
Dividends receivable	2,507
Prepaid expenses	26,658

Total Assets	6,341,808

Liabilities:
Payable for investments purchased	720,329
Payable for Fund shares redeemed	603
Payable for distribution fees	1,111
Other accrued expenses	16,446

Total Liabilities	738,489

Net Assets applicable to 600,376 shares outstanding	$5,603,319

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$5,089,668
Accumulated net investment loss	(14,439)
Accumulated net realized loss on investments, written options, and foreign currency transactions	(441,202)
Net unrealized appreciation on investments	969,269
Net unrealized appreciation on foreign currency translations	23

Net Assets	$5,603,319

Shares of Capital Stock
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,034,024 ÷ 217,678 shares outstanding; 500,000,000 shares authorized)	$9.34

Class A:
Net Asset Value and redemption price per share ($2,484,235 ÷ 266,255 shares outstanding; 500,000,000 shares authorized)	$9.33

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.90

Class C:
Net Asset Value and offering price per share ($386,095 ÷ 41,789 shares outstanding; 500,000,000 shares authorized)	$9.24 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($698,965 ÷ 74,654 shares outstanding; 500,000,000 shares authorized)	$9.36

(a) Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended September 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $900)	$18,997
Interest	82

Total Investment Income	19,079

Expenses:
Investment advisory fees	16,897
Distribution fees — Class AAA	1,727
Distribution fees — Class A	1,546
Distribution fees — Class C	984
Legal and audit fees	28,820
Shareholder communications expenses	14,418
Directors’ fees	11,258
Registration expenses	10,180
Custodian fees	6,596
Shareholder services fees	6,488
Tax expense	354
Interest expense	15
Miscellaneous expenses	5,713

Total Expenses	104,996

Less:
Fees waived and expenses reimbursed by Adviser (See Note 3)	(70,801)

Net Expenses	34,195

Net Investment Loss	(15,116)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments	209,174
Net realized loss on written options	(10,177)
Net realized gain on foreign currency transactions	395

Net realized gain on investments, written options, and foreign currency transactions	199,392

Net change in unrealized appreciation/depreciation:
on investments	1,115,486
on foreign currency translations	23

Net change in unrealized appreciation/ depreciation on investments, and foreign currency translations	1,115,509

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	1,314,901

Net Increase in Net Assets Resulting from Operations	$1,299,785

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Operations:
Net investment loss	$(15,116)	$(2,702)
Net realized gain/(loss) on investments, written options, and foreign currency transactions	199,392	(638,145)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,115,509	81,791

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,299,785	(559,056)

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,529)
Class A	—	(2,772)
Class I	—	(2,735)

	—	(8,036)

Return of capital
Class AAA	—	(19)
Class A	—	(20)
Class I	—	(20)

	—	(59)

Total Distributions to Shareholders	—	(8,095)

Capital Share Transactions:
Class AAA	882,458	184,423
Class A	1,400,768	328,280
Class C	203,801	(11,244)
Class I	58,908	61,595

Net Increase in Net Assets from Capital Share Transactions	2,545,935	563,054

Redemption Fees	2	1

Net Increase/(Decrease) in Net Assets	3,845,722	(4,096)

Net Assets:
Beginning of period	1,757,597	1,761,693

End of period (including undistributed net investment income of $0 and $677, respectively)	$5,603,319	$1,757,597

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout the period:

		Income from															Ratios to Average Net Assets/
		Investment Operations				Distributions											Supplemental Data
				Net															Expenses		Expenses
	Net Asset	Net		Realized and	Total			Net						Net Asset		Net Assets			Net of		Before
Period	Value,	Investment		Unrealized	from	Net		Realized						Value,		End of	Net		Waivers/		Waivers/		Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Gain on	Return of		Total	Redemption		End of	Total	Period	Investment		Reimburse-		Reimburse-		Turnover
March 31	of Period	(Loss)(a)		Investments	Operations	Income		Investments	Capital		Distributions	Fees(a)		Period	Return†	(in 000’s)	Income (Loss)		ments(b)(c)		ments		Rate
Class AAA
2010(d)	$6.12	$(0.03)		$3.25	$3.22	—		—	—		—	$0.00	(e)	$9.34	52.61%	$2,034	(0.86	)%(f)	2.02	%(f)	6.21	%(f)	127%
2009	8.41	(0.01)		(2.25)	(2.26)	$(0.03)		—	$(0.00	)(e)	$(0.03)	0.00	(e)	6.12	(26.88)	653	(0.15)		2.01		11.07		65
2008(g)	10.00	0.01		(1.57)	(1.56)	(0.00	)(e)	$(0.03)	—		(0.03)	—		8.41	(15.60)	656	0.11	(f)	2.02	(f)	22.50	(f)	25
Class A
2010(d)	$6.12	$(0.04)		$3.25	$3.21	—		—	—		—	$0.00	(e)	$9.33	52.45%	$2,484	(0.97	)%(f)	2.02	%(f)	6.21	%(f)	127%
2009	8.40	(0.01)		(2.24)	(2.25)	$(0.03)		—	$(0.00	)(e)	$(0.03)	0.00	(e)	6.12	(26.75)	591	(0.15)		2.01		11.07		65
2008(g)	10.00	(0.00	)(e)	(1.56)	(1.56)	(0.01)		$(0.03)	—		(0.04)	—		8.40	(15.65)	461	(0.06	)(f)	2.02	(f)	22.50	(f)	25
Class C
2010(d)	$6.08	$(0.07)		$3.23	$3.16	—		—	—		—	$0.00	(e)	$9.24	51.97%	$386	(1.74)	%(f)	2.77	%(f)	6.96	%(f)	127%
2009	8.37	(0.07)		(2.22)	(2.29)	—		—	—		—	0.00	(e)	6.08	(27.36)	104	(0.93)		2.76		11.82		65
2008(g)	10.00	(0.06)		(1.54)	(1.60)	—		$(0.03)	—		$(0.03)	—		8.37	(16.03)	162	(0.81	)(f)	2.77	(f)	23.25	(f)	25
Class I
2010(d)	$6.13	$(0.02)		$3.25	$3.23	—		—	—		—	$0.00	(e)	$9.36	52.69%	$699	(0.53	)%(f)	1.77	%(f)	5.96	%(f)	127%
2009	8.42	0.01		(2.25)	(2.24)	$(0.05)		—	$(0.00	)(e)	$(0.05)	0.00	(e)	6.13	(26.64)	410	0.10		1.76		10.82		65
2008(g)	10.00	0.02		(1.56)	(1.54)	(0.01)		$(0.03)	—		(0.04)	—		8.42	(15.41)	483	0.23	(f)	1.77	(f)	22.25	(f)	25

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the year ended March 31, 2009 and the period ended March 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.02% and 2.00% (Class AAA and Class A), 2.77% and 2.75% (Class C), and 1.77% and 1.75% (Class I). For the six months ended September 30, 2009, the effect of interest expense was minimal.

(c)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the period ended March 31, 2008 would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the six months ended September 30, 2009, there were no custodian fee credits and for the year ended March 31, 2009, the effect of custodian fee credits was minimal.

(d)	For the six months ended September 30, 2009, unaudited.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	The Gabelli SRI Green Fund, Inc. commenced investment operations on June 1, 2007.
See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli SRI Green Fund, Inc., formerly The Gabelli SRI Fund, Inc., (the “Fund”) was organized on March 1, 2007 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on June 1, 2007 (“inception”). The Fund’s primary objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$5,548,403

*	Security and industry classifications are detailed in the Schedule of Investments
There were no Level 3 investments held at March 31, 2009 or September 30, 2009.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At September 30, 2009, there were no open swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Written options activity for the Fund for the six months ended September 30, 2009 was as follows:

	Number of
	Contracts	Premiums
Options outstanding at March 31, 2009	—	—
Options written	5	$2,895
Options closed	(5)	(2,895)

Options outstanding at September 30, 2009	—	$—

The effect of options with equity risk exposure for the six months ended September 30, 2009 can be found on the Statement of Operations. At September 30, 2009, there were no open options.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2009, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2009, the Fund held no restricted and illiquid securities.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$8,036
Return of capital	59

Total distributions paid	$8,095

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
To be consistent with the application of Treasury Regulation 1.446-3 as it applies to notional principal contracts, the Fund paid a tax in the amount of $354 as a result of an amended 2008 excise return.
At March 31, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $20,405, which is available to reduce future required distributions of net capital gains to shareholders through 2017.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$4,602,605	$972,364	$(26,566)	$945,798
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least July 31, 2010, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended September 30, 2009, the Adviser reimbursed the Fund in the amount of $70,801. In addition, the Fund has agreed, during the three year period following any waiver or

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. At September 30, 2009, the cumulative amount which the Fund may repay the Adviser is $423,945.
The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended September 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $6,692,142 and $4,202,080, respectively.
6. Transactions with Affiliates. For the six months ended September 30, 2009, the Fund paid brokerage commissions on security trades of $5,546 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $7,640 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
7. Capital Stock Transactions. The Fund offers four classes of shares — Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class I Shares are also offered to institutional investors that acquire the Fund directly through Gabelli & Company. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended September 30, 2009 and year ended March 31, 2009 amounted to $2 and $1, respectively.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	September 30, 2009		Year Ended
	(Unaudited)		March 31, 2009
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	207,612	$1,673,343	35,268	$235,742
Shares issued upon reinvestment of distributions	—	—	409	2,506
Shares redeemed	(96,514)	(790,885)	(7,142)	(53,825)

Net increase	111,098	$882,458	28,535	$184,423

	Class A		Class A
Shares sold	182,447	$1,503,659	43,421	$343,337
Shares issued upon reinvestment of distributions	—	—	418	2,553
Shares redeemed	(12,752)	(102,891)	(2,089)	(17,610)

Net increase	169,695	$1,400,768	41,750	$328,280

	Class C		Class C
Shares sold	24,709	$203,801	10,487	$79,802
Shares redeemed	—	—	(12,725)	(91,046)

Net increase/(decrease)	24,709	$203,801	(2,238)	$(11,244)

	Class I		Class I
Shares sold	8,244	$63,842	9,214	$59,236
Shares issued upon reinvestment of distributions	—	—	450	2,755
Shares redeemed	(588)	(4,934)	(19)	(396)

Net increase	7,656	$58,908	9,645	$61,595

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
9. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli SRI Green Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Clarence A. Davis
Chairman and Chief Executive Officer,	Former Chief Executive Officer,
GAMCO Investors, Inc.	Nestor, Inc.

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman, BALMAC
and Chief Financial Officer KeySpan Corp.	International, Inc.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q309SR
Gabelli SRI Green Fund, Inc.
SEMI ANNUAL REPORT
SEPTEMBER 30, 2009

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Gabelli SRI Green Fund, Inc.

By (Signature and Title)*		/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	11/25/09

By (Signature and Title)*		/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/09

* Print the name and title of each signing officer under his or her signature.